ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2022
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE AND ALLOWANCE

The accounts receivable and allowance balances at June 30, 2022 and December 31, 2021 are as follows:

	June 30, 2022	December 31, 2021
Accounts receivable	$387,626	$357,233
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$387,626	$357,233